Sage Life Investment Trust
101 Federal Street
Boston, MA 02110


RULE 497(j) LETTER


May 8, 2000


SECURITIES AND EXCHANGE COMMISSION
450 Fifth Street, N.W.
Washington, D.C. 20549-1004


Re:	Sage Life Investment Trust (the "Registrant")
	File No. 333-45293
	File No. 811-08623


Dear Sir or Madam:

This letter is to certify that the forms of Prospectus and the Statement of Additional Information that would have been filed under paragraph (b) or
(c) of Rule 497 under the Securities Act of 1933 by the above-referenced Registrant would not have differed from that contained in the most recent Post-Effective Amendment to the Registration Statement on Form N-1A, which was filed pursuant to Rule 485(b) and transmitted electronically via EDGAR on May 1, 2000.

Please contact the undersigned at the above number should you have any questions.



Sincerely,




/s/ George Graner
George Graner
Treasurer